UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  028-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     COO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

 /s/   Dan Sapadin     New York, NY/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $3,201,822 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    76499  2167115 SH       SOLE                  2167115        0        0
BAIDU INC                      SPON ADR REP A   056752108   119620  1192741 SH       SOLE                  1192741        0        0
CITIGROUP INC                  COM NEW          172967424    18609   470400 SH       SOLE                   470400        0        0
DECKERS OUTDOOR CORP           COM              243537107    46512  1154993 SH       SOLE                  1154993        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    31120  3477081 SH       SOLE                  3477081        0        0
EQUINIX INC                    COM NEW          29444U502    40140   194667 SH       SOLE                   194667        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    21011   389100 SH       SOLE                   389100        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     3400   132450 SH       SOLE                   132450        0        0
FOREST OIL CORP                COM PAR $0.01    346091705    74921 11198895 SH       SOLE                 11198895        0        0
GIANT INTERACTIVE GROUP INC    ADR              374511103      407    75200 SH       SOLE                    75200        0        0
GILDAN ACTIVEWEAR INC          COM              375916103     3775   103200 SH       SOLE                   103200        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104    23183  1033100 SH       SOLE                  1033100        0        0
HCA HOLDINGS INC               COM              40412C101    24808   822282 SH       SOLE                   822282        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105   119306  7332904 SH       SOLE                  7332904        0        0
IRON MTN INC                   COM              462846106   107709  3468877 SH       SOLE                  3468877        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184    75238  1860000 SH  PUT  SOLE                  1860000        0        0
JPMORGAN CHASE & CO            COM              46625H100    67216  1528700 SH       SOLE                  1528700        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     8809  1324700 SH       SOLE                  1324700        0        0
LONE PINE RES INC              COM              54222A106     7515  6109533 SH       SOLE                  6109533        0        0
LOWES COS INC                  COM              548661107    66035  1859100 SH       SOLE                  1859100        0        0
MCGRAW HILL COS INC            COM              580645109    29123   532700 SH       SOLE                   532700        0        0
NETAPP INC                     COM              64110D104    30527   909900 SH       SOLE                   909900        0        0
NETAPP INC                     NOTE 1.750% 6/0  64110DAB0      282   250000 PRN      SOLE                   250000        0        0
NETEASE INC                    SPONSORED ADR    64110W102     2531    59500 SH       SOLE                    59500        0        0
NEWS CORP                      CL A             65248E104    87996  3449481 SH       SOLE                  3449481        0        0
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104      395    37000 SH       SOLE                    37000        0        0
QUALCOMM INC                   COM              747525103    56713   916800 SH       SOLE                   916800        0        0
RESOLUTE FST PRODS INC         COM              76117W109     3066   231595 SH       SOLE                   231595        0        0
SHANDA GAMES LTD               SP ADR REPTG A   81941U105      383   126100 SH       SOLE                   126100        0        0
SMITH & WESSON HLDG CORP       COM              831756101    13642  1616300 SH       SOLE                  1616300        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103  1210485  8500000 SH  CALL SOLE                  8500000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   391628  2750000 SH  PUT  SOLE                  2750000        0        0
SUPERVALU INC                  COM              868536103    10046  4067100 SH       SOLE                  4067100        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    78981  2115174 SH       SOLE                  2115174        0        0
TIME WARNER CABLE INC          COM              88732J207    14394   148100 SH       SOLE                   148100        0        0
VECTOR GROUP LTD               FRNT 1/1         92240MAY4    29649 27000000 PRN      SOLE                 27000000        0        0
VISTEON CORP                   COM NEW          92839U206   140938  2618700 SH       SOLE                  2618700        0        0
WELLPOINT INC                  COM              94973V107    70137  1151300 SH       SOLE                  1151300        0        0
YAHOO INC                      COM              984332106    89136  4479200 SH       SOLE                  4479200        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607      835   123741 SH       SOLE                   123741        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8     5102 15325733 PRN      SOLE                 15325733        0        0